Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 98.0%
Communication Services 0.9%
Entertainment 0.9%
Take-Two Interactive Software, Inc.*	2,174	429,365
Consumer Discretionary 9.0%
Automobile Components 0.4%
Gentherm, Inc.*	7,364	204,572
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.*	3,398	279,078
Hotels, Restaurants & Leisure 1.6%
Hilton Grand Vacations, Inc.*	12,491	488,648
Wingstop, Inc.	1,500	232,455
		721,103
Household Durables 2.4%
Helen of Troy Ltd.*	1,963	28,306
LGI Homes, Inc.*	3,089	122,108
TopBuild Corp.*	2,673	939,025
		1,089,439
Leisure Products 1.2%
YETI Holdings, Inc.*	15,522	567,950
Specialty Retail 2.8%
Burlington Stores, Inc.*	2,883	938,071
Valvoline, Inc.* (a)	9,900	333,432
		1,271,503
Consumer Staples 2.8%
Consumer Staples Distribution & Retail 2.5%
Casey's General Stores, Inc.	1,571	1,143,468
Food Products 0.3%
Marzetti Co.	1,200	165,996
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Core Natural Resources, Inc.	2,519	263,815
Crescent Energy Co. "A"	6,384	86,184
Expand Energy Corp.	2,543	279,170
Matador Resources Co.	5,100	322,218
Ovintiv, Inc.	7,311	433,981
		1,385,368

Financials 9.7%
Banks 2.9%
Pinnacle Financial Partners, Inc.	11,962	1,030,407
The Bancorp, Inc.*	5,495	295,246
		1,325,653
Capital Markets 4.1%
FactSet Research Systems, Inc.	1,036	224,802
Lazard, Inc.	12,317	523,226
LPL Financial Holdings, Inc.	2,100	631,743
Moelis & Co. "A"	9,136	520,752
		1,900,523
Financial Services 0.9%
WEX, Inc.*	2,797	428,053
Insurance 1.8%
Kinsale Capital Group, Inc.	1,900	649,154
Palomar Holdings, Inc.*	1,300	155,350
		804,504
Health Care 22.0%
Biotechnology 12.1%
Apellis Pharmaceuticals, Inc.*	3,951	158,949
BridgeBio Pharma, Inc.*	2,300	170,798
Caris Life Sciences, Inc.*	5,928	105,993
Catalyst Pharmaceuticals, Inc.*	7,600	188,176
Celldex Therapeutics, Inc.*	12,600	399,672
CG oncology, Inc.*	4,100	277,488
Halozyme Therapeutics, Inc.*	2,800	180,964
Insmed, Inc.*	5,344	873,851
Kiniksa Pharmaceuticals International PLC*	8,769	422,227
Madrigal Pharmaceuticals, Inc.*	500	261,735
Neurocrine Biosciences, Inc.*	7,085	933,378
Protagonist Therapeutics, Inc.*	2,800	295,120
Rhythm Pharmaceuticals, Inc.*	1,700	147,849
Scholar Rock Holding Corp.*	4,300	211,388
Travere Therapeutics, Inc.*	14,578	433,112
Vaxcyte, Inc.*	3,300	191,763
Vera Therapeutics, Inc.*	7,600	305,748
		5,558,211
Health Care Equipment & Supplies 2.2%
Alphatec Holdings, Inc.*	9,320	101,401
Axogen, Inc.*	5,400	178,902
Globus Medical, Inc. "A"*	1,424	122,692
Haemonetics Corp.*	1,353	76,255
Lantheus Holdings, Inc.*	3,500	265,475
Merit Medical Systems, Inc.*	4,200	289,506
		1,034,231
Health Care Providers & Services 5.6%
HealthEquity, Inc.*	4,529	378,489
Molina Healthcare, Inc.*	2,319	309,123
Option Care Health, Inc.*	18,864	507,819
Privia Health Group, Inc.*	8,600	176,902
RadNet, Inc.*	21,477	1,200,349
		2,572,682

Health Care Technology 0.4%
Waystar Holding Corp.*	6,800	163,948
Pharmaceuticals 1.7%
Crinetics Pharmaceuticals, Inc.*	4,600	167,072
EyePoint, Inc.*	5,600	72,184
Ligand Pharmaceuticals, Inc.*	2,672	533,465
		772,721
Industrials 22.3%
Aerospace & Defense 3.3%
FTAI Aviation Ltd.	2,500	612,500
HEICO Corp.	2,576	706,339
Kratos Defense & Security Solutions, Inc.*	2,500	176,275
		1,495,114
Building Products 3.4%
Allegion PLC	5,799	842,537
Builders FirstSource, Inc.*	8,706	716,765
		1,559,302
Commercial Services & Supplies 3.5%
MSA Safety, Inc.	2,092	342,983
Tetra Tech, Inc.	14,395	433,577
The Brink's Co.	8,136	843,134
		1,619,694
Construction & Engineering 0.5%
Solv Energy, Inc. "A"*	7,590	227,928
Electrical Equipment 3.9%
Bloom Energy Corp. "A"*	2,600	352,274
Nextpower, Inc. "A"*	8,300	1,000,565
Thermon Group Holdings, Inc.*	9,149	461,110
		1,813,949
Machinery 1.3%
Chart Industries, Inc.*	900	186,075
IDEX Corp.	1,502	284,704
SPX Technologies, Inc.*	600	119,964
		590,743
Professional Services 2.9%
Broadridge Financial Solutions, Inc.	1,782	289,539
Kforce, Inc.	11,225	328,219
Maximus, Inc.	8,556	548,440
Verra Mobility Corp.*	10,800	154,332
		1,320,530
Trading Companies & Distributors 3.5%
Rush Enterprises, Inc. "A"	21,385	1,413,762
Titan Machinery, Inc.*	11,743	196,343
		1,610,105
Information Technology 22.4%
Communications Equipment 1.0%
Calix, Inc.*	9,644	472,460
Electronic Equipment, Instruments & Components 5.5%
Advanced Energy Industries, Inc.	5,129	1,655,180

Cognex Corp.	7,873	385,698
Fabrinet*	900	469,368
		2,510,246
Semiconductors & Semiconductor Equipment 10.9%
Credo Technology Group Holding Ltd.*	3,300	309,771
Entegris, Inc.	4,821	565,214
FormFactor, Inc.*	7,627	739,743
Impinj, Inc.*	2,530	259,831
Monolithic Power Systems, Inc.	847	926,067
Semtech Corp.*	7,632	586,825
SiTime Corp.*	3,087	1,066,095
Ultra Clean Holdings, Inc.*	8,673	539,287
		4,992,833
Software 4.3%
Commvault Systems, Inc.*	1,300	101,257
Dynatrace, Inc.*	7,679	283,969
Five9, Inc.*	9,547	144,828
Tenable Holdings, Inc.*	12,141	205,365
Tyler Technologies, Inc.*	2,076	710,781
Varonis Systems, Inc.*	21,577	463,258
Workiva, Inc.*	1,358	80,978
		1,990,436
Technology Hardware, Storage & Peripherals 0.7%
Everpure, Inc. "A"*	4,000	236,160
IonQ, Inc.* (a)	2,400	69,192
		305,352
Materials 2.4%
Construction Materials 1.8%
Eagle Materials, Inc.	4,401	833,769
Metals & Mining 0.6%
Cleveland-Cliffs, Inc.*	29,787	251,700
Real Estate 3.0%
Diversified REITs 1.1%
Essential Properties Realty Trust, Inc.	16,178	491,164
Health Care REITs 0.5%
Janus Living, Inc. "A" *	9,186	216,514
Industrial REITs 0.7%
EastGroup Properties, Inc.	1,808	334,643
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	13,954	330,012
Utilities 0.5%
Independent Power & Renewable Electricity Producers 0.5%
Hallador Energy Co.*	13,000	211,640
Total Common Stocks (Cost $26,124,059)		44,996,502

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care
Blueprint Medicines Corp.,* (c) (Cost $1,603)	3,484	1,603

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e) (Cost $338,075)	338,075	338,075

Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $1,048,661)	1,048,661	1,048,661

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $27,512,398)	101.0	46,384,841
Other Assets and Liabilities, Net	(1.0)	(444,992)
Net Assets	100.0	45,939,849
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e)
459,425	—	121,350 (f)	—	—	158	—	338,075	338,075
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 3.66% (d)
540,492	1,728,055	1,219,886	—	—	8,094	—	1,048,661	1,048,661
999,917	1,728,055	1,341,236	—	—	8,252	—	1,386,736	1,386,736

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $339,117, which is 0.7% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$44,996,502	$—	$—	$44,996,502
Other Investments	—	—	0	0
Rights	—	—	1,603	1,603
Short-Term Investments (a)	1,386,736	—	—	1,386,736
Total	$46,383,238	$—	$1,603	$46,384,841

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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